UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                               Boston, MA 02110
             (Address of principal executive offices) (Zip code)

                            Commerce Capital Funds
                                P.O. Box 446
                              Portland, ME 04112
                    (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                  DATE OF REPORTING PERIOD: OCTOBER 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.
THE  ADVISORS' INNER CIRCLE FUND

--------------------------------------------------------------------------------

COMMERCE CAPITAL GOVERNMENT MONEY MARKET FUND --
INSTITUTIONAL CLASS SHARES
ANNUAL REPORT
OCTOBER 31, 2003















[LOGO]
COMMERCE
   CAPITAL
      MARKETS

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
Letter to Shareholders ....................................................   1

Statement of Net Assets ...................................................   2

Statement of Operations ...................................................   5

Statement of Changes in Net Assets ........................................   6

Financial Highlights ......................................................   7

Notes to the Financial Statements .........................................   8

Independent Auditors' Report ..............................................  12

Trustees and Officers of The Advisors' Inner Circle Fund ..................  14

Notice to Shareholders ....................................................  22
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

--------------------------------------------------------------------------------


October 31, 2003

Dear Shareholder:

We are pleased to provide you with the annual report for the Commerce Capital Money Market Funds (the Funds) for the period ended October 31, 2003. During the twelve months under review, short-term rates dropped to their lowest levels in more than four decades. The Federal Open Market Committee (FOMC) lowered the Fed Funds target rate by 50 basis points to 1.25% at its November 6, 2002 meeting. It also changed its assessment of economic condition to "balanced" risk. The Fed Funds target rate remained at 1.25% through the next six months with the FOMC declining to give an assessment for the economy during the March 18, 2003 meeting. At that time, the members cited the then pending war with Iraq as the reason for their inability to accurately assess the economy. The target Fed Funds rate was lowered to 1.00% at the June 25, 2003 meeting with the members expressing concern over the possibility of deflationary pressures on the economy. They also cited the weak labor market as a concern. Throughout the latter four months of the fiscal year ended October 31, 2003, the FOMC members maintained the Fed Funds target rate at 1.00% while signaling that short rates will likely remain low for some time to come. However, at the October 28, 2003 meeting, the members acknowledged seeing some stabilization in the labor market.

During the first half of the period under review, economic activity was sluggish and the labor market was soft. However, the economy began exhibiting signs of a recovery during the second quarter, buoyed by the extremely low mortgage rates. The stock market began to rebound in April and continued to do so for the remainder of the fiscal year. Credit quality remained stable. During the third quarter, the labor market began showing signs of improvement, with the average weekly jobless claims falling below 400,000. The unemployment rate was 6.1%. Real GDP surged 7.2% for the quarter, partly aided by the Bush Administration's tax relief checks mailed to households during the summer. Inflation remained low and did not pose a problem for the economy.

As always, credit quality and liquidity are the primary focus in our investment strategy for the Funds. The decline in short-term interest rates impacted the yields of short-term securities purchased by the Funds. This caused a corresponding decline in the yields of the Funds. The yields of the Funds will continue to be impacted by the Federal Reserve's monetary policy. In this environment, we will continue to pursue investments that provide competitive money market returns commensurate with the Funds' objectives of preservation of principal and liquidity.

We appreciate your participation in the Funds.

Sincerely,

/s/Diane Allard
Diane Allard
Vice President/Fund Manager

STATEMENT OF NET ASSETS                                         COMMERCE CAPITAL
OCTOBER 31, 2003                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 73.1%
----------------------------------------------------------------------------------

                                                             FACE        MARKET
                                                            AMOUNT        VALUE
                                                          ----------  ------------
   FFCB Discount Note (A)
      1.030%, 01/15/04 ................................   $3,000,000  $ 2,993,562
   FHLB Discount Notes (A)
      1.000%, 11/05/03 ................................    3,000,000    2,999,667
      1.020%, 11/07/03 ................................    3,000,000    2,999,495
      1.010%, 11/12/03 ................................    3,000,000    2,999,074
      1.010%, 11/19/03 ................................    3,000,000    2,998,485
      1.020%, 12/03/03 ................................    3,000,000    2,997,280
      1.020%, 12/05/03 ................................    3,000,000    2,997,110
      1.020%, 12/09/03 ................................    3,000,000    2,996,770
      1.020%, 12/10/03 ................................    3,000,000    2,996,685
      1.010%, 12/12/03 ................................    3,000,000    2,996,549
      1.020%, 12/17/03 ................................    3,000,000    2,996,090
      1.030%, 01/02/04 ................................    3,000,000    2,994,678
      1.050%, 01/07/04 ................................    3,000,000    2,994,137
      1.050%, 01/09/04 ................................    3,000,000    2,993,963
   FHLMC Discount Notes (A)
      1.020%, 11/04/03 ................................    3,000,000    2,999,745
      1.020%, 11/06/03 ................................    3,000,000    2,999,575
      1.020%, 11/12/03 ................................    3,000,000    2,999,065
      1.035%, 11/14/03 ................................    3,000,000    2,998,879
      1.050%, 11/25/03 ................................    3,000,000    2,997,900
      1.020%, 12/02/03 ................................    3,000,000    2,997,365
      1.048%, 12/05/03 ................................    3,000,000    2,997,025
      1.080%, 12/11/03 ................................    3,000,000    2,996,483
      1.025%, 12/18/03 ................................    3,000,000    2,995,985
      1.075%, 01/14/04 ................................    3,000,000    2,993,371
   FHLMC, Callable 11/12/03 @ 100
      1.450%, 09/03/04 ................................    1,300,000    1,300,000
   FHLMC, Callable 11/18/03 @ 100
      1.450%, 09/14/04 ................................    3,000,000    3,000,000
   FNMA Discount Notes (A)
      1.020%, 11/03/03 ................................    3,000,000    2,999,830
      1.050%, 11/05/03 ................................    3,000,000    2,999,650
      1.040%, 11/17/03 ................................    3,000,000    2,998,640
      1.060%, 11/19/03 ................................    3,000,000    2,998,455
      0.900%, 11/21/03 ................................    3,000,000    2,998,300
      1.030%, 12/02/03 ................................    3,000,000    2,997,339


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                  COMMERCE CAPITAL
OCTOBER 31, 2003                                         GOVERNMENT MONEY
                                                         MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- CONTINUED
----------------------------------------------------------------------------------

                                                             FACE        MARKET
                                                            AMOUNT        VALUE
                                                          ----------  ------------
      1.050%, 12/03/03 ................................   $3,000,000  $ 2,997,307
      1.050%, 12/10/03 ................................    3,000,000    2,996,685
      1.020%, 12/15/03 ................................    3,000,000    2,996,260
      1.330%, 01/09/04 ................................    3,000,000    2,992,353
      1.100%, 02/11/04 ................................    3,000,000    2,990,608
   FNMA, Callable 01/02/04 @ 100
      1.180%, 07/27/04 ................................    3,000,000    3,000,000
   FNMA, Callable 11/26/03 @ 100
      1.500%, 09/21/04 ................................    3,000,000    3,000,000
                                                                     ------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $115,194,365) .............................               115,194,365
                                                                     ------------
----------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATION -- 1.9%
----------------------------------------------------------------------------------
   U.S. Treasury Bill (A)
      0.920%, 12/18/03 ................................    3,000,000    2,996,396
                                                                     ------------
   TOTAL U.S. TREASURY OBLIGATION
      (Cost $2,996,396) ...............................                 2,996,396
                                                                     ------------
----------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- 25.1%
----------------------------------------------------------------------------------
   ABN-AMRO, 1.040%, dated 10/31/03,
      to be repurchased on 11/03/03,
      repurchase price of $30,354,660
      (collateralized by U.S. Treasury Bills,
      total market value $30,959,704) .................   30,352,030   30,352,030
   Morgan Stanley, 0.950%, dated 10/31/03,
      to be repurchased on 11/03/03, repurchase
      price $9,156,840 (collateralized by
      U.S. Government Obligations, total
      market value $9,339,239) ........................    9,156,116    9,156,116
                                                                     ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $39,508,146) ..............................                39,508,146
                                                                     ------------
   TOTAL INVESTMENTS -- 100.1%
      (Cost $157,698,907) .............................               157,698,907
                                                                     ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                  COMMERCE CAPITAL
OCTOBER 31, 2003                                         GOVERNMENT MONEY
                                                         MARKET FUND (CONCLUDED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- (0.1)%
----------------------------------------------------------------------------------

                                                                          VALUE
                                                                     -------------
   Investment Advisory Fees Payable ...................               $   (51,651)
   Administration Fees Payable ........................                   (10,350)
   Distribution Fees Payable ..........................                    (7,031)
   Other Assets and Liabilities, Net ..................                    (6,584)
                                                                     ------------
   TOTAL OTHER ASSETS AND LIABILITIES .................                   (75,616)
                                                                     ------------
----------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------
   Portfolio Shares of Institutional Class
      (unlimited authorization -- no par value)
      based on 125,636,881 outstanding shares
      of beneficial interest ..........................               125,636,881
   Portfolio Shares of Administration Class
      (unlimited authorization -- no par value)
      based on 31,985,583 outstanding shares
      of beneficial interest ..........................                31,985,583
   Undistributed net investment income ................                       827
                                                                     ------------
   TOTAL NET ASSETS-- 100.0% ..........................              $157,623,291
                                                                     ============
   Net Asset Value, Offering and Redemption
      Price Per Share -- Institutional Class
      (125,637,719 / 125,636,881 shares) ..............                     $1.00
                                                                     ============
   Net Asset Value, Offering and Redemption
      Price Per Share -- Administration Class
      (31,985,572 / 31,895,583 shares) ................                     $1.00
                                                                     ============

  FFCB  FEDERAL FARM CREDIT BANK
  FHLB  FEDERAL HOME LOAN BANK
 FHLMC  FEDERAL HOME LOAN MORTGAGE CORPORATION
  FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (A) THE RATE REPORTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                                         COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                      YEAR
                                                                      ENDED
                                                                   OCTOBER 31,
                                                                      2003
                                                                   ----------
INVESTMENT INCOME
Interest Income ................................................   $2,161,296
                                                                   ----------
   TOTAL INVESTMENT INCOME .....................................    2,161,296
                                                                   ----------
EXPENSES
Investment Advisory Fees .......................................      924,565
Administration Fees ............................................      129,439
Distribution Fees (1) ..........................................       45,954
Transfer Agent Fees ............................................       34,203
Amortization of Offering Fees ..................................       28,081
Professional Fees ..............................................       27,281
Registration and Filing Fees ...................................       25,234
Printing Fees ..................................................       22,562
Custodian Fees .................................................       11,035
Trustees' Fees .................................................        5,575
Insurance and Other Fees .......................................       30,111
                                                                   ----------
   TOTAL EXPENSES ..............................................    1,284,040
Less:
Waiver of Investment Advisory Fees .............................     (313,542)
                                                                   ----------
NET EXPENSES ...................................................      970,498
                                                                   ----------
NET INVESTMENT INCOME ..........................................    1,190,798
                                                                   ----------
NET REALIZED GAIN ON INVESTMENTS ...............................          827
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .............................................   $1,191,625
                                                                   ==========

(1) DISTRIBUTION FEES ARE INCURRED BY ADMINISTRATION CLASS SHARES ONLY.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS                              COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                            YEAR       SEPTEMBER 9,
                                                            ENDED       2002* TO
                                                         OCTOBER 31,   OCTOBER 31,
                                                            2003           2002
                                                        ------------  ------------
OPERATIONS:
   Net Investment Income .............................  $  1,190,798  $    261,719
                                                        ------------  ------------
   Net Realized Gain on Investments ..................           827            --
                                                        ------------  ------------
   Net Increase in Net Assets Resulting
     from Operations .................................     1,191,625       261,719
                                                        ------------  ------------
DIVIDENDS:
   Net Investment Income
     Institutional Class Shares ......................    (1,128,257)     (261,719)
     Administration Class Shares .....................       (62,541)           --
                                                        ------------  ------------
   Total Dividends ...................................    (1,190,798)     (261,719)
                                                        ------------  ------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Issued
       Institutional Class Shares ....................   965,628,040   257,610,257
       Administration Class Shares ...................    75,486,420            --
   In Lieu of Dividends
       Institutional Class Shares ....................     1,067,569       261,719
       Administration Class Shares ...................        62,613            --
   Redeemed
       Institutional Class Shares ....................  (995,225,917) (103,704,787)
       Administration Class Shares ...................   (43,563,450)           --
                                                        ------------  ------------
      Net Institutional Class Share Transactions .....   (28,530,308)  154,167,189
      Net Administration Class Share Transactions ....    31,985,583            --
                                                        ------------  ------------
     Net Increase in Net Assets from
         Capital Share Transactions ..................     3,455,275   154,167,189
                                                        ------------  ------------
     Total Increase in Net Assets ....................     3,456,102   154,167,189

NET ASSETS:
   Beginning of Period ...............................   154,167,189            --
                                                        ------------  ------------
   End of Period .....................................  $157,623,291  $154,167,189
                                                        ============  ============

* COMMENCEMENT OF OPERATIONS
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                            COMMERCE CAPITAL
OCTOBER 31, 2003                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                        FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            INSTITUTIONAL CLASS SHARES
                                                            --------------------------
                                                                YEAR      SEPTEMBER 9,
                                                                ENDED       2002* TO
                                                             OCTOBER 31,   OCTOBER 31,
                                                                2003          2002
                                                             ----------   ------------
Net Asset Value, Beginning of Period ......................   $   1.00       $ 1.00
                                                              --------       ------
Income from Investment Operations:
   Net Investment Income ..................................       0.01         0.00**
                                                              --------       ------
   Total from Investment Operations .......................       0.01         0.00**
                                                              --------       ------
Dividends:
   Net Investment Income ..................................      (0.01)        0.00**
                                                              --------       ------
     Total Dividends ......................................      (0.01)        0.00**
                                                              --------       ------
Net Asset Value, End of Period ............................   $   1.00       $ 1.00
                                                              ========       ======
TOTAL RETURN++ ............................................       0.68%        0.18%+
                                                              ========       ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000) ...........................   $125,637     $154,167
Ratio of Expenses to Average Net Assets ...................       0.50%        0.50%+++
Ratio of Net Investment Income to Average Net Assets ......       0.68%        1.24%+++
Ratio of Expenses to Average Net Assets
   (Excluding Fee Waivers) ................................       0.67%        0.75%+++

*  COMMENCEMENT OF OPERATIONS.
** AMOUNT IS LESS THAN $0.01 PER SHARE.
+  TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
++ THE RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED BY THE
   ADVISER DURING THE PERIOD INDICATED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
+++ ALL RATIOS HAVE BEEN ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS                               COMMERCE CAPITAL
OCTOBER 31, 2003                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 45 funds. The financial statements herein are those of one such fund, the Commerce Capital Government Money Market Fund (the "Fund"). The Fund offers two classes of shares: Institutional Class Shares and Administration Class Shares. The Financial Highlights of the Administration Class Shares are presented in a separate annual report. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

Commerce Capital Government Money Market Fund commenced operations on September 9, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES --The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value in accordance with Rule 2a-7 of the Investment Company Act of 1940. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized gains/losses are allocated to the respective class on the basis of relative net assets.

NOTES TO THE FINANCIAL STATEMENTS                               COMMERCE CAPITAL
OCTOBER 31, 2003                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

     OFFERING FEES -- Offering fees, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, were capitalized and amortized to expense over a twelve-month period from the Fund's inception on September 9, 2002. As of October 31, 2003, these fees have been fully amortized.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investment Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For the year ended October 31, 2003, the Fund paid the Distributor $67,345 through a reduction in the yield earned on those repurchase agreements. Effective October 24, 2003, this agreement was discontinued.

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund at an annual rate of 0.07% of the Fund's average daily net assets up to $500 million; 0.06% of the average daily net assets from $500 million up to and including $1 billion; and 0.05% of the average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 per portfolio plus $15,000 for each additional class.

NOTES TO THE FINANCIAL STATEMENTS                               COMMERCE CAPITAL
OCTOBER 31, 2003                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991 as Amended and Restated November 12, 2002. The Distributor receives no fees for its distribution services under this agreement.

Commerce Bank, N.A. Corporate Trust Department serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan ("the Plan") relating to the Administration Class Shares pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the average daily net assets of the Administration Class Shares. Such fees are then paid to the Sub-Distributor for services provided.

The Sub-Distributor has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the fund to not less than 0.20% of the average daily net assets of the Administration Class Shares. Prior to July 11, 2003, the Sub-Distributor had voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the fund to not less than 0.25% of the average daily net assets of the Administration Class Shares. Fee waivers are voluntary and may be terminated at any time upon sixty days written notice to the Fund.

Forum Shareholder Services LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and Commerce Capital Markets, Inc. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser receives an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.50% of the average daily net assets of the Institutional Class Shares. Fee waivers are voluntary and may be terminated at any time.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

NOTES TO THE FINANCIAL STATEMENTS                               COMMERCE CAPITAL
OCTOBER 31, 2003                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

Accordingly, the following permanent differences have been reclassified to/from the following accounts:

                     UNDISTRIBUTED              ACCUMULATED NET
                 NET INVESTMENT INCOME           REALIZED LOSS
                 ---------------------          ---------------
                         $827                       $(827)


The tax character of dividends and distributions paid during the last two years were as follows:


                   ORDINARY         LONG-TERM         RETURN OF
                    INCOME        CAPITAL GAIN         CAPITAL           TOTAL
                  ----------      ------------        ---------       ----------
  2003            $1,190,798          $ --               $ --         $1,190,798
  2002               261,719            --                 --            261,719

As of October 31, 2003, the components of Distributable Earnings were as follows:

Undistributed Ordinary Income                                         $ 98,269
Other Temporary Differences                                            (97,442)
                                                                      --------
Total Distributable Earnings                                          $    827
                                                                      --------

7. CONCENTRATION OF CREDIT RISK:

The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in government securities and securities backed by the U.S. Government. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at October 31, 2003 is as follows:

                             S & P                  MOODY'S
                       ---------------         ---------------
                       A1+      100.0%         AAA      100.0%
                                ------                  ------
                                100.0%                  100.0%
                                ======                  ======

INDEPENDENT AUDITORS' REPORT                                    COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
OCTOBER 31, 2003                                                MARKET FUND
--------------------------------------------------------------------------------

The Institutional Class Shareholders and Board of Trustees of
Commerce Capital Government Money Market Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of Commerce Capital Government Money Market Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Commerce Capital Government Money Market Fund of The Advisors' Inner Circle Fund as of October 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.





KPMG LLP [Signature Omitted]

Philadelphia, Pennsylvania
December 23, 2003

                       This page intentionally left blank.

TRUSTEES AND OFFICERS OF THE                                    COMMERCE CAPITAL
ADVISORS' INNER CIRCLE FUND                                     GOVERNMENT MONEY
(UNAUDITED)                                                     MARKET FUND
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The following chart lists Trustees and Officers as of November 11, 2003.




                                                                                                                     NUMBER OF
                                                                                                                    PORTFOLIOS
                                                   TERM OF                                                       IN THE ADVISORS'
                           POSITION(S)            OFFICE AND                                                     INNER CIRCLE FUND
    NAME, ADDRESS,          HELD WITH              LENGTH OF            PRINCIPAL OCCUPATION(S)                  OVERSEEN BY BOARD
        AGE 1              THE TRUST             TIME SERVED 2            DURING PAST 5 YEARS                         MEMBER
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY               Trustee             (Since 1993)          Vice Chairman of Ameritrust Texas N.A.,           45
76 yrs. old                                                            1989-1992, and MTrust Corp., 1985-1989.
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON          Trustee             (Since 1993)          Pennsylvania State University, Senior Vice        45
76 yrs. old                                                            President, Treasurer (Emeritus); Financial
                                                                       and Investment Consultant, Professor of
                                                                       Transportation since 1984; Vice President-
                                                                       Investments, Treasurer, Senior Vice President
                                                                       (Emeritus), 1982-1984. Director,
                                                                       Pennsylvania Research Corp.
-----------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS             Trustee             (Since 1993)          Private investor from 1987 to present. Vice       45
74 yrs. old                                                            President and Chief Financial officer, Western
                                                                       Company of North America (petroleum ser-
                                                                       vice company), 1980-1986. President of Gene
                                                                       Peters and Associates (import company),
                                                                       1978-1980. President and Chief Executive
                                                                       Officer of Jos. Schlitz Brewing Company
                                                                       before 1978.
-----------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY              Trustee             (Since 1994)          Partner, Dechert (law firm), September            45
72 yrs. old                                                            1987-December 1993.










-----------------------------------------------------------------------------------------------------------------------------------






    NAME, ADDRESS,                 OTHER DIRECTORSHIPS
        AGE 1                    HELD BY BOARD MEMBER 3
------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JOHN T. COONEY               Trustee of The Arbor Funds, The MDL
76 yrs. old                  Funds, and The Expedition Funds.
------------------------------------------------------------------
ROBERT A. PATTERSON          Member and Treasurer, Board of
76 yrs. old                  Trustees of Grove City College.
                             Trustee of The Arbor Funds,
                             The MDL Funds, and The
                             Expedition Funds.


------------------------------------------------------------------
EUGENE B. PETERS             Trustee of The Arbor Funds, The MDL
74 yrs. old                  Funds, and The Expedition Funds.






------------------------------------------------------------------
JAMES M. STOREY              Trustee of The Arbor Funds,
72 yrs. old                  The MDL Funds, The Expedition
                             Funds, SEI Asset Allocation Trust,
                             SEI Daily Income Trust, SEI Index
                             Funds, SEI Institutional
                             International Trust, SEI
                             Institutional Investments Trust,
                             SEI Institutional Managed Trust,
                             SEI Liquid Asset Trust, SEI Tax
                             Exempt Trust, State Street Research
                             Funds and Massachusetts Health and
                             Education Tax-Exempt Trust.
------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.






              14 & 15

TRUSTEES AND OFFICERS OF THE                                    COMMERCE CAPITAL
ADVISORS' INNER CIRCLE FUND                                     GOVERNMENT MONEY
(UNAUDITED)                                                     MARKET FUND
--------------------------------------------------------------------------------

                                                                                                                   NUMBER OF
                                                                                                                  PORTFOLIOS
                                                 TERM OF                                                       IN THE ADVISORS'
                           POSITION(S)          OFFICE AND                                                     INNER CIRCLE FUND
    NAME, ADDRESS,          HELD WITH            LENGTH OF            PRINCIPAL OCCUPATION(S)                  OVERSEEN BY BOARD
        AGE 1              THE TRUST           TIME SERVED 2            DURING PAST 5 YEARS                         MEMBER
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
------------------------
GEORGE J. SULLIVAN, JR.      Trustee           (Since 1999)        Chief Executive Officer, Newfound                  45
61 yrs. old                                                        Consultants Inc. since April 1997. General
                                                                   Partner, Teton Partners, L.P., June 1991-
                                                                   December 1996; Chief Financial Officer,
                                                                   Nobel Partners, L.P., March 1991-December
                                                                   1996; Treasurer and Clerk, Peak Asset
                                                                   Management, Inc., since 1991.




-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER            Chairman           (Since 1991)        Currently performs various services on behalf        45
57 yrs. old               of the Board                             of SEI Investments for which Mr. Nesher is
                           of Trustees                             compensated. Executive Vice President of SEI
                                                                   Investments, 1986-1994. Director and
                                                                   Executive Vice President of the Administrator
                                                                   and the Distributor, 1981-1994.








-----------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN             Trustee           (Since 1992)        Partner, Morgan, Lewis & Bockius LLP               45
1701 Market Street                                                 (law firm), counsel to the Trust, SEI Investments,
Philadelphia, PA 19103                                             the Administrator and the Distributor. Director
63 yrs. old                                                        of SEI Investments since 1974; Secretary of
                                                                   SEI Investments since 1978.



-----------------------------------------------------------------------------------------------------------------------------------






    NAME, ADDRESS,                   OTHER DIRECTORSHIPS
        AGE 1                      HELD BY BOARD MEMBER 3
----------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
------------------------

GEORGE J. SULLIVAN, JR.      Trustee, Navigator Securities Lending
61 yrs. old                  Trust, since 1995. Trustee of The
                             Arbor Funds, The MDL Funds, The
                             Expedition Funds, SEI Asset
                             Allocation Trust, SEI Daily Income
                             Trust, SEI Index Funds, SEI
                             Institutional International Trust, SEI
                             Institutional Investments Trust,
                             SEI Institutional Managed Trust,
                             SEI Liquid Asset Trust and SEI Tax
                             Exempt Trust.
----------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER             Trustee of The Arbor Funds, Bishop
57 yrs. old                  Street Funds, The Expedition Funds,
                             The MDL Funds, SEI Asset Allocation
                             Trust, SEI Daily Income Trust, SEI
                             Index Funds, SEI Institutional
                             International Trust, SEI Institutional
                             Investments Trust, SEI
                             Institutional Managed Trust, SEI
                             Liquid Asset Trust, SEI Tax Exempt
                             Trust, SEI Opportunity Master Fund,
                             L.P., SEI Opportunity Fund, L.P.,
                             SEI Absolute Return Master Fund,
                             L.P. and SEI Absolute Return Fund,
                             L.P.
----------------------------------------------------------------------
WILLIAM M. DORAN             Trustee of The Arbor Funds, The
1701 Market Street           MDL Funds, The Expedition Funds,
Philadelphia, PA 19103       SEI Asset Allocation Trust, SEI Daily
63 yrs. old                  Income Trust, SEI Index Funds, SEI
                             Institutional International Trust, SEI
                             Institutional Investments Trust, SEI
                             Institutional Managed Trust, SEI Liquid
                             Asset Trust and SEI Tax Exempt Trust.
----------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.



                                     16 & 17

TRUSTEES AND OFFICERS OF THE                                    COMMERCE CAPITAL
ADVISORS' INNER CIRCLE FUND                                     GOVERNMENT MONEY
(UNAUDITED)                                                     MARKET FUND
--------------------------------------------------------------------------------


                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF             PRINCIPAL OCCUPATION(S)
        AGE 1                       THE TRUST                     TIME SERVED              DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
JAMES F. VOLK, CPA                   President                   (Since 2003)        Senior Operations Officer, SEI
41 yrs. old                                                                          Investments, Fund Accounting and
                                                                                     Administration (1996-present); Assistant
                                                                                     Chief Accountant of the U.S. Securities
                                                                                     and Exchange Commission's Division of
                                                                                     Investment Management (1993-1996).
-----------------------------------------------------------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA         Controller and Chief              (Since 2001)        Director, SEI Investments, Fund Accounting
34 yrs. old                      Financial Officer                                   and Administration since November 1999;
                                                                                     Audit Manager, Ernst & Young LLP from
                                                                                     1991-1999.
-----------------------------------------------------------------------------------------------------------------------------------
PETER GOLDEN                Co-Controller and Co-Chief           (Since 2003)        Director, SEI Investments, Fund Accounting
39 yrs. old                      Financial Officer                                   and Administration since June 2001. From
                                                                                     March 2000 to 2001, Vice President of Funds
                                                                                     Administration for J.P. Morgan Chase & Co.
                                                                                     From 1997 to 2000, Vice President of Pension
                                                                                     and Mutual Fund Accounting for Chase
                                                                                     Manhattan Bank.
-----------------------------------------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN       Vice President and Secretary          (Since 2001)        Vice President and Assistant Secretary of
41 yrs. old                                                                          SEI Investments Global Funds Services and
                                                                                     SEI Investments Distribution Co. since
                                                                                     January 2001; Shareholder/Partner,
                                                                                     Buchanan Ingersoll Professional Corporation
                                                                                     from 1992-2000.
-----------------------------------------------------------------------------------------------------------------------------------
LYDIA A. GAVALIS                Vice President and               (Since 1998)        Vice President and Assistant Secretary
39 yrs. old                     Assistant Secretary                                  of SEI Investments, SEI Investments
                                                                                     Global Funds Services and SEI Investments
                                                                                     Distribution Co. since 1998; Assistant
                                                                                     General Counsel and Director of Arbitration,
                                                                                     Philadelphia Stock Exchange from 1989-1998.
-----------------------------------------------------------------------------------------------------------------------------------


                                 NUMBER OF
                                PORTFOLIOS
                             IN THE ADVISORS'
                             INNER CIRCLE FUND
    NAME, ADDRESS,              OVERSEEN BY          OTHER DIRECTORSHIPS
        AGE 1                     OFFICER              HELD BY OFFICER
----------------------------------------------------------------------------
OFFICERS
--------

JAMES F. VOLK, CPA                   N/A                   N/A
41 yrs. old




----------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA               N/A                   N/A
34 yrs. old


----------------------------------------------------------------------------
PETER GOLDEN                         N/A                   N/A
39 yrs. old





----------------------------------------------------------------------------
SHERRY K. VETTERLEIN                 N/A                   N/A
41 yrs. old




----------------------------------------------------------------------------
LYDIA A. GAVALIS                     N/A                   N/A
39 yrs. old




----------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.




                                     18 & 19

TRUSTEES AND OFFICERS OF THE                                    COMMERCE CAPITAL
ADVISORS' INNER CIRCLE FUND                                     GOVERNMENT MONEY
(UNAUDITED)                                                     MARKET FUND
--------------------------------------------------------------------------------



                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF             PRINCIPAL OCCUPATION(S)
        AGE 1                       THE TRUST                     TIME SERVED              DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------

OFFICERS (CONTINUED)
-------------------
TIMOTHY D. BARTO             Assistant Vice President            (Since 2000)        Vice President and Assistant Secretary of SEI
35 yrs. old                   and Assistant Secretary                                Investments Global Funds Services and SEI
                                                                                     Investments Distribution Co. since 1999;
                                                                                     Associate, Dechert (law firm) from 1997-1999;
                                                                                     Associate, Richter, Miller & Finn (law firm)
                                                                                     from 1994-1997.
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI           Assistant Vice President            (Since 2000)        Vice President and Assistant Secretary of
35 yrs. old                        and Secretary                                     SEI Investments Global Funds Services and
                                                                                     SEI Investments Distribution Co. since 2000;
                                                                                     Vice President, Merrill Lynch & Co. Asset
                                                                                     Management Group from 1998-2000; Associate
                                                                                     at Pepper Hamilton LLP from 1997-1998.
-----------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH         Vice President and               (Since 2000)        Vice President and Assistant Secretary of SEI
43 yrs. old                     Assistant Secretary                                  Investments Global Funds Services and SEI
                                                                                     Investments Distribution Co. since 1999;
                                                                                     Associate at White and Williams LLP
                                                                                     from 1991-1999.
-----------------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH                   Vice President and               (Since 2001)        Vice President and Assistant Secretary of SEI
32 yrs. old                     Assistant Secretary                                  Investments Global Funds Services and SEI
                                                                                     Investments Distribution Co. since 2001;
                                                                                     Associate at Howard Rice Nemorvoski
                                                                                     Canady Falk & Rabkin from 1998-2001;
                                                                                     Associate at Seward & Kissel from 1996-1998.
-----------------------------------------------------------------------------------------------------------------------------------
JOHN MUNERA                     Vice President and               (Since 2002)        Middle Office Compliance Officer at SEI
41 yrs. old                     Assistant Secretary                                  Investments since 2000; Supervising Examiner
                                                                                     at Federal Reserve Bank of Philadelphia from
                                                                                     1998-2000.
-----------------------------------------------------------------------------------------------------------------------------------
CORI DAGGETT                    Vice President and               (Since 2003)        Employed by SEI Investments Company since
42 yrs. old                     Assistant Secretary                                  2003. Associate at Drinker Biddle & Reath from
                                                                                     1998-2003.
-----------------------------------------------------------------------------------------------------------------------------------


                              NUMBER OF
                             PORTFOLIOS
                          IN THE ADVISORS'
                          INNER CIRCLE FUND
    NAME, ADDRESS,           OVERSEEN BY          OTHER DIRECTORSHIPS
        AGE 1                  OFFICER              HELD BY OFFICER
-------------------------------------------------------------------------

OFFICERS (CONTINUED)
-------------------

TIMOTHY D. BARTO                  N/A                   N/A
35 yrs. old




-------------------------------------------------------------------------
WILLIAM E. ZITELLI                N/A                   N/A
35 yrs. old




-------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH           N/A                   N/A
43 yrs. old



-------------------------------------------------------------------------
JOHN C. MUNCH                     N/A                   N/A
32 yrs. old




-------------------------------------------------------------------------
JOHN MUNERA                       N/A                   N/A
41 yrs. old


-------------------------------------------------------------------------
CORI DAGGETT                      N/A                   N/A
42 yrs. old

-------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.




                                     20 & 21

                             NOTICE TO SHAREHOLDERS
                                       OF
                  COMMERCE CAPITAL GOVERNMENT MONEY MARKET FUND
                                   (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2003 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2003 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2003, the Fund is designating the following items with regard to distributions paid during the period ended October 31, 2003:

           LONG TERM          LONG LONG
          (20% RATE)         (18% RATE)          ORDINARY
         CAPITAL GAIN       CAPITAL GAIN          INCOME         TAX-EXEMPT
         DISTRIBUTIONS      DISTRIBUTIONS      DISTRIBUTIONS      INTEREST
         -------------      -------------      -------------     ----------
             0.00%              0.00%             100.00%           0.00%

                                                QUALIFYING         FOREIGN
             TOTAL           QUALIFYING          DIVIDEND            TAX
         DISTRIBUTIONS      DIVIDENDS (1)       INCOME (2)       CREDIT (3)
         -------------      -------------       ----------       -----------
            100.00%             0.00%              0.00%            0.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS". IT IS THE INTENTION OF THE AFOREMENTIONED FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

(3) FOREIGN TAX CREDIT PASS THRU REPRESENTS THE AMOUNT ELIGIBLE FOR THE FOREIGN TAX CREDIT AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS".

    THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2003. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2003 FOR 1099-DIV.

                                      NOTES

                                      NOTES

                                      NOTES

                             COMMERCE CAPITAL FUNDS
                                  P.O. Box 446
                               Portland, ME 04112

                                    ADVISER:
                         Commerce Capital Markets, Inc.
                               One Commerce Square
                          2005 Market Street, Suite 200
                             Philadelphia, PA 19103

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                              INDEPENDENT AUDITORS:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103


          This information must be preceded or accompanied by a current prospectus for the Fund described.

CCF-A-001-02

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8. (RESERVED)

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit


--------------------------------------------------------------------------------

                               SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 12/22/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 12/22/03


By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        ------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 12/22/03
* Print the name and title of each signing officer under his or her signature.